CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Narrative (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Loan principal purchased	$ 0	$ 29,600,000	$ 24,000,000
Loss on loans purchased		$ 22,900,000	$ 8,500,000